Tax expense - deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Deferred tax assets	€ 1,689		€ 1,814
Deferred tax liabilities	(1,628)		(937)
Deferred tax asset (liability)	€ 61	€ 877	€ 877	€ 1,616